Finance Income (Expense) (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Finance Income and Expense

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(euros in thousands)
Finance income
Interest income and similar related income	476	494	1,028	834
Net gain on foreign exchange	—	6,917	871	4,111

	476	7,411	1,899	4,945

Finance costs
Interest expense	(61)	(1)	(96)	(1)
Net loss on foreign exchange	(1,083)	—	—	—

	(1,144)	(1)	(96)	(1)

Total finance income (expense)	(668)	7,410	1,803	4,944